Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Provision (benefit) for income taxes from continuing operations
The Provision (benefit) for income taxes from continuing operations includes:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Current:
Federal	$(17)	$91	$181
State	7	17	13
Foreign	(13)	40	(6)
	(23)	148	188
Deferred:
Federal	348	220	(61)
State	40	(13)	(14)
Foreign	36	5	11
	424	212	(64)
Total provision (benefit)	$401	$360	$124

Provision for income taxes from continuing operations at federal statutory rate
Reconciliations from the Provision (benefit) for income taxes from continuing operations at the federal statutory rate to the recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Provision (benefit) at statutory rate	$378	$451	$421
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(78)	(72)	(96)
State income taxes (net of federal benefit)	26	2	11
Foreign operations — net	(32)	(36)	(14)
Federal settlements	—	—	(109)
International revised assessments	—	—	(38)
Taxes on undistributed earnings of foreign subsidiaries - net	99	—	(66)
Other — net	8	15	15
Provision (benefit) for income taxes	$401	$360	$124

Deferred tax liabilities and Deferred tax assets
Significant components of deferred tax liabilities and deferred tax assets are as follows:

	December 31,
	2013	2012
	(Millions)
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	$75	$—
Investments	3,765	3,218
Other	—	34
Total deferred tax liabilities	3,840	3,252
Deferred tax assets:
Accrued liabilities	126	313
Federal tax credits	108	74
State losses and credits	194	195
Other	91	90
Total deferred tax assets	519	672
Less valuation allowance	181	144
Net deferred tax assets	338	528
Overall net deferred tax liabilities	$3,502	$2,724

Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
	(Millions)
Balance at beginning of period	$58	$38
Additions based on tax positions related to the current year	4	4
Additions for tax positions of prior years	18	22
Reductions for tax positions of prior years	(2)	(6)
Settlement with taxing authorities	(12)	—
Balance at end of period	$66	$58